SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT REPORTING
Schedule of Segment Reporting Information, by Segment

The following table presents summary information by segment for continuing operations for the years ended December 31, 2017, 2018 and 2019, respectively.

	For the year ended December 31, 2017
	PRC	Europe	Total
	RMB	RMB	RMB

Net revenues	22,488	49,370	71,858
Depreciation and amortization	12,814	14,062	26,876
Operating (loss) income from continuing operations	(341,286)	2,755	(338,531)
Interest income	20,032	—	20,032
Income tax (benefit) expense	(14,181)	156	(14,025)
Segment net (loss) income from continuing operations	(334,428)	2,959	(331,469)
Segment assets	1,696,024	58,535	1,754,559

	For the year ended December 31, 2018
	PRC	Europe	Total
	RMB	RMB	RMB

Net revenues	20,578	105,511	126,089
Depreciation and amortization	31,027	31,511	62,538
Operating loss from continuing operations	327,850	16,638	344,488
Interest income	15,308	—	15,308
Income tax (benefit) expense	(21,014)	1,412	(19,602)
Segment net loss from continuing operations	453,687	18,050	471,737
Segment assets	1,204,057	42,527	1,246,584

	For the year ended December 31, 2019
	PRC	Europe	Total	Total
	RMB	RMB	RMB	US$

Net revenues	4,092	35,596	39,688	5,701
Depreciation and amortization	32,575	28,811	61,386	8,818
Operating loss from continuing operations	438,008	204,831	642,839	92,339
Interest income	13,448	—	13,448	1,932
Income tax benefit	(171)	(7,471)	(7,642)	(1,098)
Segment net loss from continuing operations	449,257	205,029	654,286	93,983
Segment total assets	674,851	20,928	695,779	99,941